Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity - USD ($) $ in Thousands	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2020	$ (132,245)				$ 0	$ 4,454	$ 0	$ (136,699)
Temporary Equity, Balance, shares at Dec. 31, 2020		11,563,819	10,154,819	6,734,590
Temporary Equity, Balance at Dec. 31, 2020		$ 46,567	$ 51,084	$ 35,573
Balance, shares at Dec. 31, 2020					1,445,065
Recapitalization transaction, net of transaction costs	51,974				$ 1	51,973
Recapitalization transaction, net of transaction costs, share					10,347,611
Conversion of preferred stock into common stock upon completion of the Business Combination	133,224	$ (46,567)	$ (51,084)	$ (35,573)	$ 3	133,221
Conversion of preferred stock into common stock upon completion of the Business Combination, Share		(11,563,819)	(10,154,819)	(6,734,590)	28,453,228
Contingently issuable Earn-Out Shares	(61,040)					(61,040)
Stock option exercises, net	56					56
Stock option exercises, net, shares					93,542
Cashless exercise of warrants	857					857
Cashless exercise of warrants, share					50,529
Stock-based compensation expense	8,660					8,660
Net income (loss)	15,798							15,798
Balance at Dec. 31, 2021	$ 17,284				$ 4	138,181	0	(120,901)
Temporary Equity, Balance, shares at Dec. 31, 2021		0	0	0
Temporary Equity, Balance at Dec. 31, 2021		$ 0	$ 0	$ 0
Balance, shares at Dec. 31, 2021	40,389,975				40,389,975
Stock option exercises, net	$ 3					3
Stock option exercises, net, shares	4,828				4,828
Issuance of common stock	$ 3,958					3,958
Issuance of common stock, shares					1,295,580
Stock-based compensation expense	5,334					5,334
Unrealized loss on short-term investments	(18)						(18)
Net income (loss)	(22,665)							(22,665)
Balance at Dec. 31, 2022	$ 3,896				$ 4	$ 147,476	$ (18)	$ (143,566)
Temporary Equity, Balance, shares at Dec. 31, 2022		0	0	0
Temporary Equity, Balance at Dec. 31, 2022		$ 0	$ 0	$ 0
Balance, shares at Dec. 31, 2022	41,690,383				41,690,383